Income Taxes (Tables)	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
Current
Federal	$-
State	-
Deferred
Federal	(170,624)
State	-
Valuation allowance	170,624
Income tax provision	$-

Schedule of deferred tax assets
Deferred tax assets:
Start-up/Organization costs	$150,508
Net operating loss carryforwards	20,116
Total deferred tax assets	170,624
Valuation allowance	(170,624)
Deferred tax asset, net of allowance	$-

Schedule of reconciliation of the statutory federal income tax rate (benefit)
Statutory Federal income tax rate	21.0%
Change in Valuation Allowance	(21.0)%
Income Taxes Benefit	0.0%